Financial Risk Management - Financial instruments by category (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position		$ 8,809	$ 12,249
Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		51	1,009,834
Derivative financial liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		1,100,603
Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		2,574,900	2,461,686
Liabilities at fair value through profit and loss | Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position			0
Liabilities at fair value through profit and loss | Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		51	0
Liabilities at fair value through profit and loss | Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		51	0
Liabilities at amortized cost | Borrowings
Financial instruments by category
Total liabilities as per the statement of financial position		8,809	12,249
Liabilities at amortized cost | Leases liabilities
Financial instruments by category
Total liabilities as per the statement of financial position			1,009,834
Liabilities at amortized cost | Derivative financial liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		1,100,603
Liabilities at amortized cost | Trade payables and other liabilities
Financial instruments by category
Total liabilities as per the statement of financial position		2,574,849	2,461,686
Trade receivables
Financial instruments by category
Total assets as per the statement of financial position		107,708	110,743
Other receivables
Financial instruments by category
Total assets as per the statement of financial position		73,621	94,481
Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	[1]	67	137
Derivative financial assets
Financial instruments by category
Total assets as per the statement of financial position		385,265	375,783
Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position		677,278	664,035
Assets at fair value through profit and loss | Trade receivables
Financial instruments by category
Total assets as per the statement of financial position			0
Assets at fair value through profit and loss | Other receivables
Financial instruments by category
Total assets as per the statement of financial position		15,952	31,843
Assets at fair value through profit and loss | Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	[1]	67	137
Assets at fair value through profit and loss | Derivative financial assets
Financial instruments by category
Total assets as per the statement of financial position			0
Assets at fair value through profit and loss | Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position		16,019	31,980
Assets at amortized cost | Trade receivables
Financial instruments by category
Total assets as per the statement of financial position		107,708	110,743
Assets at amortized cost | Other receivables
Financial instruments by category
Total assets as per the statement of financial position		57,669	62,638
Assets at amortized cost | Other financial assets
Financial instruments by category
Total assets as per the statement of financial position	[1]		0
Assets at amortized cost | Derivative financial assets
Financial instruments by category
Total assets as per the statement of financial position		385,265	375,783
Assets at amortized cost | Cash and cash equivalents
Financial instruments by category
Total assets as per the statement of financial position		$ 661,259	$ 632,055

[1]	Other financial assets measured at fair value are Level 1 hierarchy. The book value of these assets represents its fair value.